Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Feb. 29, 2012	Jun. 30, 2011
Entity Registrant Name	Chanticleer Holdings, Inc.
Entity Central Index Key	0001106838
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Trading Symbol	hotr
Entity Common Stock, Shares Outstanding		2,498,891
Document Type	10-K
Amendment Flag	true
Document Period End Date	Dec. 31, 2011
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	Yes
Entity Current Reporting Status	No
Entity Public Float			$ 5,082,700
Amendment Description	EXPLANATORY NOTE We filed our Annual Report on Form 10-K for the year ended December 31, 2011 on April 6, 2012 (the "Original Report"). We are filing this Amendment No. 1 on Form 10-K/A-1 (this " Amendment") to make the following changes: · To add Note 17 for the restatement; · To update management discussion and analysis in Item 7; · To restate financial statements as required; · To add restated reference in the financial statements; · To amend disclosure of Controls and Procedures in Item 9A; and · Provide currently dated Exhibit Nos. 31-1 and 32-1. No other changes have been made to the Form 10-K. This Amendment No. 1 to the Form 10-K speaks as of the original filing date of the Form 10-K, does not reflect events that may have occurred subsequent to the original filing date, and does not modify or update in any way disclosures made in the original Form 10-K.